Risk information - Effect of credit risk mitigation (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2018	Dec. 31, 2017
Risk information
Hedged exposures	kr 163.1	kr 172.2
Unhedged exposures	174.3	155.0
Gross exposure	337.4	327.2
Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	163.1
Unhedged exposures	105.3
Gross exposure	268.4
Central governments
Risk information
Hedged exposures	147.1	154.6
Central governments | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	147.1
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	131.8	137.5
Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	131.8
Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	12.0	13.8
Central governments | Guarantee | Guarantees by other export credit agencies | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	12.0
Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.3	3.3
Central governments | Guarantee | Other guarantees | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	3.3
Regional governments
Risk information
Hedged exposures	6.3	6.5
Regional governments | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	6.3
Multilateral development banks
Risk information
Hedged exposures	0.1
Multilateral development banks | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	0.1
Financial institutions
Risk information
Hedged exposures	6.9	8.0
Financial institutions | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	6.9
Financial institutions | Credit default swap
Risk information
Hedged exposures		1.0
Financial institutions | Guarantee
Risk information
Hedged exposures	6.9	7.0
Financial institutions | Guarantee | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	6.9
Corporates
Risk information
Hedged exposures	2.7	3.1
Corporates | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	2.7
Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	1.8	2.5
Corporates | Credit insurance from insurance companies | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	1.8
Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	0.9	0.6
Corporates | Guarantee | Other guarantees | Subject to IFRS 9 impairment requrements
Risk information
Hedged exposures	0.9
Central governments
Risk information
Hedged exposures	50.9	49.3
Unhedged exposures	22.5	12.4
Gross exposure	73.4	61.7
Unhedged exposures - hedge issuer in same group as counterparty	0.2	0.2
Central governments | Central governments
Risk information
Hedged exposures	50.9	49.3
Central governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	49.9	48.2
Central governments | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	1.0	1.1
Central governments | Financial institutions
Risk information
Hedged exposures		0.0
Central governments | Financial institutions | Guarantee
Risk information
Hedged exposures		0.0
Regional governments
Risk information
Hedged exposures	1.7	0.5
Unhedged exposures	7.1	5.0
Gross exposure	8.8	5.5
Regional governments | Central governments
Risk information
Hedged exposures	1.7	0.5
Regional governments | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	1.7	0.5
Regional governments | Regional governments
Risk information
Hedged exposures		0.0
Public sector entity
Risk information
Unhedged exposures	0.6	0.4
Gross exposure	0.6	0.4
Financial institutions
Risk information
Hedged exposures	5.7	6.3
Unhedged exposures	27.3	30.6
Gross exposure	33.0	36.9
Financial institutions | Central governments
Risk information
Hedged exposures	0.2	0.4
Financial institutions | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	0.1	0.2
Financial institutions | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	0.1	0.2
Financial institutions | Regional governments
Risk information
Hedged exposures	5.5	5.9
Financial institutions | Financial institutions
Risk information
Hedged exposures		0.0
Financial institutions | Financial institutions | Guarantee
Risk information
Hedged exposures		0.0
Financial institutions | Corporates
Risk information
Hedged exposures		0.0
Financial institutions | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures		0.0
Corporates
Risk information
Hedged exposures	104.8	116.1
Unhedged exposures	116.8	106.6
Gross exposure	221.6	222.7
Unhedged exposures - hedge issuer in same group as counterparty	25.8	22.4
Corporates | Central governments
Risk information
Hedged exposures	94.3	104.4
Corporates | Central governments | Guarantee | Guarantees by the Swedish Export Credit Agency
Risk information
Hedged exposures	80.1	88.6
Corporates | Central governments | Guarantee | Guarantees by other export credit agencies
Risk information
Hedged exposures	10.9	12.5
Corporates | Central governments | Guarantee | Other guarantees
Risk information
Hedged exposures	3.3	3.3
Corporates | Regional governments
Risk information
Hedged exposures	0.8	0.6
Corporates | Multilateral development banks
Risk information
Hedged exposures	0.1
Corporates | Financial institutions
Risk information
Hedged exposures	6.9	8.0
Corporates | Financial institutions | Credit default swap
Risk information
Hedged exposures		1.0
Corporates | Financial institutions | Guarantee
Risk information
Hedged exposures	6.9	7.0
Corporates | Corporates
Risk information
Hedged exposures	2.7	3.1
Corporates | Corporates | Credit insurance from insurance companies
Risk information
Hedged exposures	1.8	2.5
Corporates | Corporates | Guarantee | Other guarantees
Risk information
Hedged exposures	kr 0.9	kr 0.6